10. Share-based Compensation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-Based Compensation Details
Risk free interest rate	2.25%	0.71%	2.25%	0.78%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	7 years	7 years	7 years	6 years 7 months 6 days
Volatility	105.20%	101.57%	105.20%	102.76%	103.02%	92.91%